Fairlead Tactical Sector ETF
Schedule of Investments
April 30, 2024 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.55% Shares Fair Value
Communication Services Select Sector SPDR® Fund 318,693 $ 24,813,437
Consumer Discretionary Select Sector SPDR® Fund 144,847 25,438,030
Financial Select Sector SPDR® Fund 632,009 25,507,883
Health Care Select Sector SPDR® Fund 180,716 25,359,876
Industrial Select Sector SPDR® Fund 211,678 25,723,111
Materials Select Sector SPDR® Fund 286,596 25,401,003
Real Estate Select Sector SPDR® Fund 682,778 24,709,736
Technology Select Sector SPDR® Fund 125,580 24,647,587
Total Exchange-Traded Funds (Cost $191,072,419) 201,600,663
Total Investments — 99.55% (Cost $191,072,419) 201,600,663
Other Assets in Excess of Liabilities — 0.45% 901,986
NET ASSETS — 100.00% $ 202,502,649
ETF - Exchange- Traded Fund
SPDR - Standard & Poor's Depositary Receipt